Insurance business - Discount rates (Details)	Dec. 31, 2024	Dec. 31, 2023
£ | HSBC Life (UK) Limited | 10 year discount rate (%)
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield used to discount cash flows that do not vary based on returns on underlying items	4.07%	3.28%
£ | HSBC Life (UK) Limited | 20 year discount rate (%)
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield used to discount cash flows that do not vary based on returns on underlying items	4.30%	3.43%
€ | HSBC Assurances Vie (France) | 10 year discount rate (%)
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield used to discount cash flows that do not vary based on returns on underlying items	2.97%	2.96%
€ | HSBC Assurances Vie (France) | 20 year discount rate (%)
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield used to discount cash flows that do not vary based on returns on underlying items	2.95%	2.97%